Loans And Leases (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) loan
Accounts Notes And Loans Receivable [Line Items]
Loans	$ 550,683	$ 406,406
Loans 90 days or more past due and still accruing interest
Total TDR's	3,161	3,386
Allocated specific reserves to modified TDRs	22	$ 25
Number of loans modified as a TDR | loan		1
TDR's charge-offs	0	$ 0
Cash payments of interest	$ 192	190
Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Percent of loans risk rated for capital adequacy	100.00%
Percent of participation agreement interest	95.00%
Ownership interest in each loan is participates	5.00%
Nonaccrual [Member] | Commitments To Lend Additional Amounts [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 0	0
Single-Family Residential [Member] | Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans	36,845	37,665
Other Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	64,898	46,731
Accruing [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 3,061	$ 3,271
Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans modified as a TDR | loan		1
TDR's charge-offs		$ 841